U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
1.Name and address of issuer:	GMO Trust
		40 Rowes Wharf
		Boston, MA 02110

2.The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
	[   ]
	GMO Alpha Only Fund
GMO Asset Allocation Bond Fund
GMO Benchmark-Free Allocation Fund
GMO Core Plus Bond Fund
GMO Currency Hedged International Bond Fund
GMO Currency Hedged International Equity Fund
GMO Developed World Stock Fund
GMO Domestic Bond Fund
GMO Emerging Countries Fund
GMO Emerging Country Debt Fund
GMO Emerging Domestic Opportunities Fund
GMO Emerging Markets Fund
GMO Flexible Equities Fund
GMO Foreign Fund
GMO Foreign Small Companies Fund
GMO Global Asset Allocation Fund
GMO Global Bond Fund
GMO Global Equity Allocation Fund
GMO Global Focused Equity Fund
GMO Inflation Indexed Plus Bond Fund
GMO International Bond Fund
GMO International Core Equity Fund
GMO International Equity Allocation Fund
GMO International Growth Equity Fund
GMO International Intrinsic Value Extended Markets Fund
GMO International Intrinsic Value Fund
GMO International Opportunities Equity Allocation Fund
GMO International Small Companies Fund
GMO Quality Fund
GMO Real Estate Fund
GMO Resources Fund
GMO Risk Premium Fund
GMO Short-Duration Collateral Fund
GMO Short-Duration Collateral Share Fund
GMO Short-Duration Investment  Fund
GMO Strategic Fixed Income Fund
GMO Strategic Opportunities Allocation Fund
GMO Taiwan Fund
GMO Tax-Managed International Equities Fund
GMO U.S. Core Equity Fund
GMO U.S. Equity Allocation Fund
GMO U.S. Growth Fund
GMO U.S. Intrinsic Value Fund
GMO U.S. Small/Mid Cap Fund
GMO U.S. Treasury Fund
GMO World Opportunities Equity Allocation Fund
3.Investment Company Act File Number: 811-4347

Securities Act File Number: 2-98772

4(a).Last day of fiscal year for which this Form is
filed: February 28, 2013
4(b).[  ] Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuer's fiscal year). (See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST
BE PAID ON THE REGISTRATION FEE DUE.
4(c).[ ]Check box if this is the last time the issuer will be filing this Form.
5.Calculation of registration fee:
(i)Aggregate sale price of securities sold
during the fiscal year pursuant to section 24(f):$36,372,176,565
(ii)Aggregate price of securities redeemed
or repurchased during the fiscal year:	$36,181,039,205
(iii)Aggregate price of securities redeemed
or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce
registration fees payable to the Commission:	$0

(iv)Total available redemption credits
[add items 5(ii) and 5(iii)]:	 $36,181,039,205
(v)Net sales -- if item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)	$191,137,360
from Item 5(i)]:
(vi)Redemption credits available for use
in future years -- if Item 5(i) is	$0
less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
(vii)	Multiplier for determining registration
fee (See Instruction C.9):	x  0.0001364
(viii)	Registration fee due [multiply Item 5(v)
by Item 5(vii)] (enter "0" if no fee is due):	= 26,071.14
Certain series of the issuer serve as master funds selling a portion of their shares to corresponding feeder funds (i.e., series of a separate and distinct issuer that is itself an open-end fund registered under the 1940 Act and subject to Section 24(f) thereof)
in accordance with Section 12(d)(1)(E) of the 1940 Act.  Pursuant to no-action relief granted to the issuer (see GMO Trust, SEC
No-Action Letter (pub. avail. May 24, 2012)), the issuer has excluded from Item 5(i) (aggregate sale price of securities
sold during the fiscal year) an amount of $3,754,621,474
which represents the net sales price (i.e., aggregate sales price reduced by the aggregate price of redemptions) of shares of those series of the issuer serving as master funds and sold to corresponding feeder funds (which themselves will calculate and pay Rule 24f-2 registration fees on an annual basis). Had this amount been included, the aggregate sales price of securities sold during the fiscal year
(Item 5(i)) would have been $40,166,700,185; net sales
(Item 5(v)) would have been $3,945,758,834; redemption credits available for use in future years (Item 5(vi)) would have been $0;
and the registration fee due (Item 5(viii)) would have been $538,201.50.
6.
Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act
of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:0 7.Interest due -- if this Form is being filed more than 90 days after the
end of the issuer's fiscal year (see Instruction D):	+ $0.00
8.Total of the amount of the registration fee due plus any interest due
[Item 5(viii) plus Item 7]:	= $26,071.14
9.Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 05/28/13 CIK: 772129
	Method of Delivery:
			[ X]  Wire Transfer
			[   ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Sheppard Burnett
                                      Treasurer
Date: 	May 28, 2013
*Please print the name and title of the signing officer below the signature.